The Perkins Discovery Fund (Prospectus Summary) | The Perkins Discovery Fund
THE PERKINS DISCOVERY FUND
Investment Objective
The Perkins Discovery Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Perkins Discovery Fund Investor Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Perkins Discovery Fund Investor Class
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.23%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.49%
Fee Waiver and/or Expense Reimbursement		(0.48%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	2.01%
[1]	Perkins Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 2.00% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least July 29, 2013. The Agreement may be terminated at any time by the Board upon 60 days written notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived and Expenses Absorbed provided in the Financial Highlights Section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Perkins Discovery Fund Investor Class	204	730	1,282	2,790

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 14%
of the average value of its portfolio.
Principal Investment Strategies
The Fund will invest, under normal circumstances, at least 80% of its net assets
(plus any borrowings for investment purposes) in equity securities of domestic companies with market capitalizations of under $1 billion at the time of purchase. The equity securities the Fund may purchase consist mostly of common stock, although the Fund may purchase preferred and convertible stocks.

In selecting investments, the Advisor seeks growth opportunities by investing in companies that it believes will appreciate in value. The Advisor seeks to discover investment opportunities primarily by searching for companies that it believes are in the process of undergoing some fundamental change. Companies undergoing change may have new products, processes, strategies, management, or may be subject to change by external forces. The Fund attempts to buy stocks of such companies when it believes the changes will result in higher earnings and/or a higher price-to-earnings ratio.

The Advisor will typically sell a holding when the reasons that the holding was purchased change. When a holding performs as anticipated, it may be sold when the Advisor's price target is reached, when the holding becomes overvalued in the Advisor's opinion, or when technical chart analysis indicates that a good sale point has been reached.

Note:  Due to investment considerations, the Fund will close to new investors when it reaches $100 million in total assets. If the Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.
Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the
Fund. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Management Risk: The Advisor may fail to implement the Fund's investment strategies and meet its investment objective.

·  Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

·  Small Portfolio Risk: Although the Fund is diversified, from time to time, it holds a relatively small number of securities (i.e., under 40). As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund's net asset value and total return.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the
Fund's average annual total returns for 1, 5 and 10-year periods compare with that of a broad-based securities index and additional indices provided to offer a broader market perspective. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.perkinsfund.com.
Calendar Year Total Returns	[1]

Highest Quarterly Return: 2Q, 2003 27.30% Lowest Quarterly Return: 4Q, 2008 -30.24%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns The Perkins Discovery Fund	Label	1 Year	5 Years	10 Years
Investor Class	Return Before Taxes	(14.20%)	(0.82%)	5.17%
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(14.30%)	(0.99%)	4.57%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(9.23%)	(0.73%)	4.29%
Dow Jones Wilshire U.S. Micro-Cap Index	Dow Jones Wilshire U.S. Micro-Cap Index (reflects no deduction for fees, expenses or taxes)	(12.37%)	(3.55%)	6.64%
Russell 2000® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). The "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

[1]	The Fund's year-to-date return as of June 30, 2012 was 9.31%.